                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2006
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 21, 2007
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        83
                                             ----------------------------

Form 13F Information Table Value Total:      $ 132,875
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------

Caldwell & Orkin, Inc.
FORM 13F

                   December 31, 2006


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABB LTD-ADR                      COM    000375204    2,510   139,600   SH              Sole                  139,600
ADA-ES INC.                      COM    005208103      245    15,100   SH              Sole                   15,100
ADOBE SYSTEMS INC                COM    00724F101    3,111    75,650   SH              Sole                   75,650
AES CORPORATION                  COM    00130h105    1,847    83,800   SH              Sole                   83,800
AKAMAI TECHNOLOGIES              COM    00971t101    1,360    25,600   SH              Sole                   25,600
ALTRIA GROUP, INC.               COM    02209s103    5,113    59,580   SH              Sole                   59,580
AMERICAN EAGLE OUTFITTERS        COM    02553e106    1,695    54,300   SH              Sole                   54,300
AMERICAN INT'L. GROUP            COM    026874107    1,763    24,600   SH              Sole                   24,600
AUTODESK INC.                    COM    052769106    1,558    38,500   SH              Sole                   38,500
AVALONBAY COMMUNITIES INC        COM    053484101    4,433    34,085   SH              Sole                   34,085
AVIGEN, INC.                     COM    053690103       77    14,500   SH              Sole                   14,500
BANK OF HAWAII CORP.             COM    062540109      254     4,700   SH              Sole                    4,700
BEBE STORES, INC.                COM    075571109    2,118   107,000   SH              Sole                  107,000
BERKSHIRE HATHAWAY CL.B          COM    084670207    4,091     1,116   SH              Sole                    1,116
BLACKBOARD INC.                  COM    091935502    1,259    41,900   SH              Sole                   41,900
BOEING COMPANY                   COM    097023105    2,856    32,150   SH              Sole                   32,150
BUSINESS OBJECTS                 COM    12328x107    1,582    40,100   SH              Sole                   40,100
CALGON CARBON CORP.              COM    129603106    1,200   193,500   SH              Sole                  193,500
CAMECO CORP.                     COM    13321L108    1,816    44,900   SH              Sole                   44,900
CAMPBELL SOUP COMPANY            COM    134429109    5,223   134,300   SH              Sole                  134,300
CISCO SYS INC COM                COM    17275R102    2,730    99,874   SH              Sole                   99,874
COACH, INC.                      COM    189754104    2,393    55,700   SH              Sole                   55,700
COCA COLA CO COM                 COM    191216100    2,075    43,000   SH              Sole                   43,000
COGNOS INC.                      COM    19244c109    1,805    42,500   SH              Sole                   42,500
COMPUTER SCIENCES                COM    205363104    1,216    22,775   SH              Sole                   22,775
CONCURRENT COMPUTER CORP.        COM    206710204      110    61,000   SH              Sole                   61,000
COVANTA HOLDING CORP.            COM    22282e102    1,973    89,500   SH              Sole                   89,500
DIAMOND OFFSHORE DRILL COM       COM    25271C102    1,783    22,300   SH              Sole                   22,300
DIVX INC.                        COM    255413106      734    31,800   SH              Sole                   31,800
DOMINION RESOURCES               COM    25746u109      914    10,900   SH              Sole                   10,900
ELECTRONICS FOR IMAGING          COM    286082102    1,922    72,300   SH              Sole                   72,300
EMC CORPORATION                  COM    268648102      281    21,300   SH              Sole                   21,300
ENERGYSOUTH INC                  COM    292970100      257     6,412   SH              Sole                    6,412
EXXON MOBIL CORP.                COM    30231G102    1,222    15,953   SH              Sole                   15,953
FREEPORT-MCMORAN COPPER-B        COM    35671d857    1,148    20,600   SH              Sole                   20,600
GAMESTOP CORP.                   COM    36467w109    1,758    31,900   SH              Sole                   31,900
GAYLORD ENTERTAINMENT CO.        COM    367905106    3,280    64,400   SH              Sole                   64,400
GOLDCORP, INC.                   COM    380956409    1,721    60,500   SH              Sole                   60,500
GOOGLE, INC.                     COM    38259p508    1,112     2,415   SH              Sole                    2,415
HANESBRANDS INC.                 COM    410345102      231     9,800   SH              Sole                    9,800
HELIX ENERGY SOLUTIONS           COM    42330p107    1,713    54,600   SH              Sole                   54,600
INFORMATICA CORP.                COM    45666q102      376    30,800   SH              Sole                   30,800
INFOSYS TECHNOLOGIES-ADR         COM    456788108      251     4,600   SH              Sole                    4,600
INTL. GAME TECHNOLOGY            COM    459902102    2,227    48,200   SH              Sole                   48,200
J.C. PENNEY CO.                  COM    708160106    1,089    14,075   SH              Sole                   14,075
JOHNSON & JOHNSON                COM    478160104    1,025    15,531   SH              Sole                   15,531
KEYCORP                          COM    493267108      456    12,000   SH              Sole                   12,000
LEVEL 3 COMMUNICATIONS           COM    52729n100    1,336   238,500   SH              Sole                  238,500
LIHIR GOLD-ADR                   COM    532349107      353    14,300   SH              Sole                   14,300
MCDERMOTT INT'L                  COM    580037109    1,043    20,500   SH              Sole                   20,500
METLIFE INC.                     COM    59156r108    1,143    19,375   SH              Sole                   19,375
MGI PHARMA, INC.                 COM    552880106      572    31,050   SH              Sole                   31,050
N. AMERICAN PALLADIUM LTD.       COM    656912102      138    18,100   SH              Sole                   18,100
NATIONAL FUEL GAS CO.            COM    636180101      771    20,000   SH              Sole                   20,000
NEWELL COMPANY                   COM    651229106    2,357    81,400   SH              Sole                   81,400
NYSE GROUP INC.                  COM    62949w103      816     8,400   SH              Sole                    8,400
PARAMETRIC TECHNOLOGY            COM    699173209    1,651    91,600   SH              Sole                   91,600
PEPSICO INC.                     COM    713448108    4,868    77,825   SH              Sole                   77,825
PG&E CORP.                       COM    69331c108    1,700    35,925   SH              Sole                   35,925
POWER INTEGRATIONS               COM    739276103      291    12,400   SH              Sole                   12,400
PPL CORP.                        COM    69351t106    1,348    37,600   SH              Sole                   37,600
PROCTOR & GAMBLE                 COM    742718109    3,787    58,920   SH              Sole                   58,920
READER'S DIGEST ASSOCIATION      COM    755267101    2,021   121,000   SH              Sole                  121,000
REGIONS FINANCIAL CORP.          COM    7591ep100      211     5,629   SH              Sole                    5,629
REPUBLIC SERVICES                COM    760759100    4,252   104,550   SH              Sole                  104,550
SHANDA INTERACTIVE-ADR           COM    81941q203    1,768    81,600   SH              Sole                   81,600
STARBUCKS CORP.                  COM    855244109    2,736    77,250   SH              Sole                   77,250
STREETTRACKS GOLD TRUST          COM    863307104    1,953    30,900   SH              Sole                   30,900
SUMTOTAL SYSTEMS INC.            COM    866615107      361    59,600   SH              Sole                   59,600
SiRF TECHNOLOGY HLDGS, INC.      COM    82967H101      847    33,200   SH              Sole                   33,200
TRANSOCEAN OFFSHORE INC.         COM    g90078109    1,828    22,600   SH              Sole                   22,600
TURBOCHEF TECHNOLOGIES INC.      COM    900006206    6,480   380,750   SH              Sole                  380,750
WALT DISNEY                      COM    254687106      497    14,500   SH              Sole                   14,500
WAUSAU PAPER CORP.               COM    943315101      171    11,400   SH              Sole                   11,400
WISCONSIN ENERGY CORP.           COM    976657106      201     4,226   SH              Sole                    4,226
WITNESS SYSTEMS INC.             COM    977424100    1,395    79,600   SH              Sole                   79,600
YAMANA GOLD INC.                 COM    98462y100    2,144   162,700   SH              Sole                  162,700
DRL PUTS 1/20/2007 5.00          PUT    25811p8ma      220     1,022   SH    PUT       Sole                    1,022
DRL PUTS 2/17/2007 5.00          PUT    25811p8na    1,245     6,075   SH    PUT       Sole                    6,075
NDE PUTS 4/21/2007 45.00         PUT    4566078pi      440     1,631   SH    PUT       Sole                    1,631
NEW PUTS 2/17/2007 35.00         PUT    6435ev8ng      331       870   SH    PUT       Sole                      870
NFI PUTS 3/17/2007 30.00         PUT    6699478of      790     1,645   SH    PUT       Sole                    1,645
QQQQ PUTS 2/17/2007 44.00        PUT    6311008nr      897     6,900   SH    PUT       Sole                    6,900

REPORT SUMMARY                83 DATA RECORDS   132,875               1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

